Stradley Ronon Stevens & Young, LLP Suite 2600 2005 Market Street Philadelphia, PA 19103-7018 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

April 8, 2022

VIA EDGAR TRANSMISSION
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:	Franklin Templeton ETF Trust
File Nos.: 333-208873 and 811-23124

Dear Sir or Madam:

In connection with the registration by Franklin Templeton ETF Trust (the “Registrant”), an investment company registered under the Investment Company Act of 1940, as amended, of an indefinite number of its securities under the Securities Act of 1933, as amended (“1933 Act”), we are transmitting herewith the Registrant’s registration statement on Form N-14 (“Registration Statement”).
This Registration Statement is being filed to register shares of the BrandywineGLOBAL – Dynamic US Large Cap Value ETF and Martin Currie Sustainable International Equity ETF (each an “Acquiring Fund” and together, the “Acquiring Funds”), each a series of the Registrant, that will be issued to shareholders of the BrandywineGLOBAL – Dynamic US Large Cap Value Fund and Martin Currie International Sustainable Equity Fund (each a Target Fund and together, the “Target Funds”), respectively, each a series of Legg Mason Global Asset Management Trust in connection with a transfer of substantially all of the assets and liabilities of each Target Fund to their corresponding Acquiring Fund pursuant to an Agreement and Plan of Reorganization included in the Registration Statement that will be voted on by shareholders of each Target Fund at respective meetings of shareholders.
Pursuant to Rule 488 under the 1933 Act, the Registrant hereby proposes that the Registration Statement become effective on May 9, 2022.  The Registrant has previously registered an indefinite number of its shares under the 1933 Act pursuant to an election under Rule 24f-2.  No filing fee is, therefore, due at this time.
If you have any questions or comments regarding this filing, please telephone me at (215) 564-8149, or in my absence, please contact Josh Borneman at (202) 822-5172.
Very truly yours,

/s/ Kenneth L. Greenberg
Kenneth L. Greenberg, Esq.

Philadelphia, PA ● Harrisburg, PA ● Malvern, PA ● Cherry Hill, NJ ● Wilmington, DE ● Washington, DC ● New York, NY ● Chicago, IL
A Pennsylvania Limited Liability Partnership